FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instrument [Abstract]
Schedule of Financial Liabilities at Fair Value Through Profit or Loss

	As of December 31,
	2025	2024
Earnout liabilities (Note a)	$—	$1,411
Earn-in liabilities (Note b)	—	782
Warrant liabilities (Note c)	264	461
	$264	$2,654
Categories of financial instruments

	As of December 31,
	2025	2024
Financial assets

Financial assets at amortized cost (Note i)	$97,985	$148,236

Financial liabilities

Financial liabilities at FVTPL	264	2,654
Financial liabilities at amortized cost (Note ii)	425,923	435,983
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, notes and trade payables, financial liabilities at amortized cost, and other financial liabilities.